Investment Objectives and Goals - AB HIGH INCOME FUND INC	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	HIGH INCOME AB High Income Fund
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund’s investment objective is to seek to maximize total returns from price appreciation and income.